Operating Expenses Before Credit Impairment Charges, Provisions and Charges	6 Months Ended
Jun. 30, 2024
Expenses by nature [abstract]
Operating Expenses Before Credit Impairment Charges, Provisions and Charges	3. OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES,
PROVISIONS AND CHARGES
For the half year to

	30 June 2024	30 June 2023
	£m	£m
Staff costs	641	611
Other administration expenses	488	474
Depreciation, amortisation and impairment	150	134
	1,279	1,219